Taxes (Details) - Schedule of Deferred Tax Asset - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Deferred tax assets
Advanced from customers	$ 383,156	$ 446,246
Total deferred tax assets	383,156	446,246
Allowance for deferred tax assets	(383,156)	(446,246)
Deferred tax assets, net
Deferred tax liabilities
Business combinations	1,819,826	1,819,826
Total deferred tax liabilities	$ 1,819,826	$ 1,819,826